FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (Details)	Sep. 30, 2015 USD ($) letter	Sep. 30, 2014 USD ($) letter
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Loans receivable held for sale	$ 112,651,387	$ 58,139,427
Standby Letters Of Credit
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Number of letters of credit outstanding | letter	43	42
Letters of credit outstanding	$ 6,700,000	$ 3,100,000
Loan Origination Commitments
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	181,900,000	167,000,000
Loans committed to be sold	153,800,000	120,100,000
Unused Lines Of Credit | Home Equity Lines of Credit
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	45,000,000	51,900,000
Unused Lines Of Credit | Commercial Portfolio Segment
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	$ 173,800,000	$ 156,800,000